Digital assets (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Digital assets [abstract]
Gain on fair value	$ 913,625	$ 0	$ 194,798	$ 0
Invested in additional digital assets			4,247,050
Digital assets sold			250,000
Gross proceeds			354,013
Gain on sale of digital assets	$ 35,720	$ 0	$ 104,013	$ 0